Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 2,951	$ 3,214
Maximum exposure to loss related to involvement with variable interest entity	$ 4,300
Operating leases maximum maturity date	2025
Rental expense	$ 83,260	$ 82,581	$ 81,155
Carrier and Its Affiliates
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	29,000
Key Suppliers
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 17,000